Warrants	3 Months Ended
Mar. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants	Note 7 – Warrants For the three months ended March 31, 2015, 20,927 warrants were exercised, resulting in proceeds of approximately $1,000 and the issuance of 967 shares of the Company’s common stock.